Quarterly Holdings Report
for
Fidelity® Series International Value Fund
July 31, 2024
VSF-S-NPRT3-0924
1.907975.114
Common Stocks - 99.1%
	Shares	Value ($)
Australia - 6.8%
BHP Group Ltd.	14,631,074	406,377,294
Commonwealth Bank of Australia	952,254	85,618,667
Glencore PLC	52,471,727	291,157,303
Macquarie Group Ltd.	1,277,287	175,242,128
Woodside Energy Group Ltd.	5,707,306	103,500,954
TOTAL AUSTRALIA		1,061,896,346
Belgium - 1.8%
KBC Group NV	1,717,187	133,137,613
UCB SA	856,000	143,268,689
TOTAL BELGIUM		276,406,302
Finland - 1.0%
Mandatum Holding OY	2,679,787	12,415,754
Sampo Oyj (A Shares)	3,242,767	142,028,842
TOTAL FINLAND		154,444,596
France - 9.7%
Air Liquide SA	1,030,688	188,057,849
Airbus Group NV	441,387	66,793,655
Alten SA	509,608	56,145,068
AXA SA	9,552,879	335,400,024
BNP Paribas SA	2,970,370	203,511,213
Capgemini SA	684,628	135,914,734
TotalEnergies SE	5,981,467	403,547,710
Vivendi SA	11,592,755	123,856,670
TOTAL FRANCE		1,513,226,923
Germany - 11.6%
Bayer AG	1,118,482	33,275,623
Bayerische Motoren Werke AG (BMW)	1,000,000	92,749,167
Covestro AG (a)(b)	725,000	42,731,018
DHL Group (c)	3,313,107	147,782,928
Fresenius SE & Co. KGaA (a)	3,078,200	110,568,567
Hannover Reuck SE	646,463	160,706,064
Infineon Technologies AG	1,736,000	60,305,456
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	487,791	240,516,622
Rheinmetall AG	626,181	341,417,396
RWE AG	3,779,400	141,072,918
Siemens AG	1,764,787	323,127,398
Vonovia SE	3,789,570	116,516,858
TOTAL GERMANY		1,810,770,015
Hong Kong - 0.7%
Prudential PLC	12,286,076	110,874,358
India - 0.7%
Reliance Industries Ltd. GDR (b)	1,600,400	115,388,840
Indonesia - 0.5%
PT Bank Central Asia Tbk	114,708,600	72,486,523
Ireland - 0.8%
Bank of Ireland Group PLC	10,625,200	120,453,311
Italy - 4.8%
Eni SpA	14,405,200	230,480,335
Mediobanca SpA	11,229,955	182,243,515
Prysmian SpA	1,815,800	124,865,603
Ryanair Holdings PLC sponsored ADR (c)	678,000	68,681,400
UniCredit SpA	3,321,000	136,409,092
TOTAL ITALY		742,679,945
Japan - 25.2%
Daiichi Sankyo Co. Ltd.	847,000	34,496,355
DENSO Corp.	10,548,084	172,978,167
Eisai Co. Ltd.	1,021,200	38,944,442
FUJIFILM Holdings Corp.	6,004,847	142,770,847
Fujitsu Ltd.	6,415,800	116,512,047
Hitachi Ltd.	17,195,600	371,539,870
Hoya Corp.	455,209	57,038,056
Ibiden Co. Ltd.	1,590,544	62,037,640
INPEX Corp.	6,243,500	96,408,979
Itochu Corp.	6,333,653	324,811,625
LY Corp.	11,787,600	29,491,571
Minebea Mitsumi, Inc.	3,057,051	73,535,311
Mitsubishi Heavy Industries Ltd.	18,245,600	218,693,295
Mitsubishi UFJ Financial Group, Inc.	31,978,644	369,364,620
Mitsui & Co. Ltd.	3,544,300	82,241,540
Nintendo Co. Ltd.	1,067,600	58,993,874
NOF Corp.	3,064,900	44,161,321
ORIX Corp.	7,865,033	190,252,411
Renesas Electronics Corp.	10,640,760	183,275,095
Shin-Etsu Chemical Co. Ltd.	6,148,110	273,164,751
SoftBank Group Corp.	2,076,537	126,902,215
Sony Group Corp.	843,345	74,904,756
Subaru Corp.	452,700	8,703,836
Sumitomo Mitsui Financial Group, Inc.	4,560,483	329,325,828
Suzuki Motor Corp.	7,015,848	80,627,417
TIS, Inc.	1,866,456	40,243,336
Tokio Marine Holdings, Inc.	5,253,925	206,127,986
Toyota Motor Corp.	7,016,913	134,800,225
TOTAL JAPAN		3,942,347,416
Korea (South) - 0.9%
Samsung Electronics Co. Ltd.	2,360,173	144,561,221
Luxembourg - 0.4%
ArcelorMittal SA (Netherlands)	2,991,021	67,783,460
Netherlands - 0.3%
Universal Music Group NV	1,913,970	45,599,363
Singapore - 1.1%
United Overseas Bank Ltd.	7,325,589	177,289,447
South Africa - 0.9%
Anglo American PLC (United Kingdom)	4,574,523	138,682,697
Thungela Resources Ltd.	717,674	4,742,194
TOTAL SOUTH AFRICA		143,424,891
Spain - 3.0%
Banco Santander SA (Spain)	72,778,472	351,094,322
Cellnex Telecom SA (b)	2,237,138	78,024,072
Unicaja Banco SA (b)(c)	26,064,931	35,035,294
TOTAL SPAIN		464,153,688
Sweden - 1.8%
Investor AB (B Shares)	9,744,960	276,446,312
Switzerland - 2.9%
Swiss Life Holding AG	157,620	120,996,133
UBS Group AG (c)	2,599,629	78,456,803
Zurich Insurance Group Ltd.	462,460	254,583,506
TOTAL SWITZERLAND		454,036,442
United Kingdom - 14.7%
AstraZeneca PLC (United Kingdom)	1,301,859	206,827,489
B&M European Value Retail SA	5,105,000	30,720,152
BAE Systems PLC	20,656,809	344,516,611
Barratt Developments PLC	31,067,524	210,318,014
Beazley PLC	9,039,717	79,429,591
Diageo PLC	1,610,404	50,107,695
Flutter Entertainment PLC (a)	201,900	39,906,204
HSBC Holdings PLC (United Kingdom)	25,031,800	227,641,755
Imperial Brands PLC	5,163,965	142,328,416
JD Sports Fashion PLC	33,960,600	57,453,993
Lloyds Banking Group PLC	291,152,428	222,425,941
London Stock Exchange Group PLC	884,100	107,617,722
Rolls-Royce Holdings PLC (a)	17,887,300	103,571,098
Standard Chartered PLC (United Kingdom)	15,315,422	151,290,093
Unilever PLC	5,225,791	321,149,473
TOTAL UNITED KINGDOM		2,295,304,247
United States of America - 9.5%
CRH PLC	3,539,228	303,311,840
Ferguson PLC	546,595	121,106,072
GSK PLC	7,641,254	148,383,877
Linde PLC	404,614	183,492,449
Shell PLC ADR	9,929,948	727,070,789
TOTAL UNITED STATES OF AMERICA		1,483,365,027
TOTAL COMMON STOCKS (Cost $10,745,019,194)		15,472,938,673

Nonconvertible Preferred Stocks - 0.6%
	Shares	Value ($)
Germany - 0.6%
Porsche Automobil Holding SE (Germany) (Cost $127,237,510)	1,964,077	87,793,207

Money Market Funds - 2.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	278,221,396	278,277,041
Fidelity Securities Lending Cash Central Fund 5.39% (d)(e)	69,882,587	69,889,575
TOTAL MONEY MARKET FUNDS (Cost $348,166,616)		348,166,616

TOTAL INVESTMENT IN SECURITIES - 101.9% (Cost $11,220,423,320)	15,908,898,496
NET OTHER ASSETS (LIABILITIES) - (1.9)%	(289,385,714)
NET ASSETS - 100.0%	15,619,512,782

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $271,179,224 or 1.7% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	292,175,622	2,175,076,752	2,188,975,034	11,870,174	(299)	-	278,277,041	0.5%
Fidelity Securities Lending Cash Central Fund 5.39%	171,028,158	1,652,686,325	1,753,824,908	695,100	-	-	69,889,575	0.3%
Total	463,203,780	3,827,763,077	3,942,799,942	12,565,274	(299)	-	348,166,616

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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